Financial Instruments (Details) - 12 months ended Dec. 31, 2023 - Currency risk [member] - Hedges of net investment in foreign operations [member] $ in Thousands, € in Millions, ₪ in Millions		EUR (€)	ILS (₪)	USD ($)
Ruach Beresheet Project [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge	[1]	Foreign currency forward contracts
Project	[1]	Ruach Beresheet
Amount receivable in transaction currency | €	[1]	€ 11.8
Amount payable in transaction currency | ₪	[1]		₪ 47.3
Expiration date	[1]	January 2024
Fair value	[1]			$ 40
Storage Project [Member]
Disclosure of detailed information about financial instruments [line items]
Type of hedge	[1]	Foreign currency forward contracts
Project	[1]	Storage 2
Amount receivable in transaction currency	[1]			34,200
Amount payable in transaction currency | ₪	[1]		₪ 123.6
Expiration date	[1]	January 2024
Fair value	[1]			$ 130

[1]	Hedging transaction to hedge against the EUR/NIS exchange rate and the USD/NIS exchange rate, based on the schedule of payments to the main contractors of the projects.